CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash	$ 54,571	330,356	324,839
Pledged bank deposits	79,946	483,970	556,941
Accounts receivables, net	54,201	328,117	704,968
Bills receivable	867	5,250	27,945
Amounts due from related parties	4,342	26,284	35,743
Inventories	77	466	516,372
Income taxes receivables	0	0	2,098
Prepaid expenses and other receivables	1,891	11,446	56,266
Total current assets	195,895	1,185,889	2,225,172
Property and equipment, net	5,683	34,401	17,515
Intangible assets, net	10,080	61,024	128,810
Other assets	39,781	240,825	261
TOTAL ASSETS	251,439	1,522,139	2,371,758
Current liabilities:
Accounts payables	272	1,644	102,878
Bank borrowings	0	0	614,045
Income taxes payables	1,048	6,343	7,155
Accrued expenses and other liabilities	4,928	29,832	35,734
Total current liabilities	6,248	37,819	759,812
Deferred tax liabilities	1,663	10,070	21,254
Total liabilities	7,911	47,889	781,066
Equity:
Common stock Par value: USD 0.01 Authorized: 200,000,000 shares Issued: 48,073,490 shares in 2013 and 43,423,556 shares in 2012 Outstanding: 27,513,490 shares in 2013 and 31,110,922 shares in 2012	610	3,693	3,409
Additional paid in capital	247,520	1,498,411	1,448,396
Retained earnings	98,981	599,204	584,364
Accumulated other comprehensive loss	(23,810)	(144,137)	(122,513)
Stockholders' Equity subtotal before Treasury Stock, Total	323,301	1,957,171	1,913,656
Less cost of common stock in treasury, 20,560,000 shares in 2013 and 12,312,634 shares in 2012	(79,773)	(482,921)	(369,217)
Total Viewtran Group, Inc. equity	243,528	1,474,250	1,544,439
Noncontrolling interests	0	0	46,253
Total equity	243,528	1,474,250	1,590,692
Commitments and contingencies	0	0	0
TOTAL LIABILITIES AND EQUITY	$ 251,439	1,522,139	2,371,758